LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2016
LONG-TERM DEBT
Schedule of convertible senior notes

	As of December 31, 2015	As of June 30, 2016
	RMB	RMB
2020 1% Convertible Senior Notes	4,534,460,000	4,652,130,000
2025 1.99% Convertible Senior Notes	2,591,120,000	2,658,360,000
Priceline 1% Convertible 2019 Notes	3,238,900,000	3,322,950,000
Priceline 1% Convertible 2020 Notes	1,619,450,000	1,661,475,000
Priceline 2% Convertible 2025 Notes	3,238,900,000	3,322,950,000
Hillhouse 2% 2025 Convertible Notes	3,238,900,000	3,322,950,000
Long-term loan	—	900,000,000
Less: Debt issuance cost	(107,121,740)	(103,246,828)

Total	18,354,608,260	19,737,568,172